NATURE OF BUSINESS AND COMPANY	12 Months Ended
Feb. 28, 2026
Accounting Policies [Abstract]
NATURE OF BUSINESS AND COMPANY

Note 1 — NATURE OF BUSINESS AND COMPANY

Micware Co., Ltd. (“MICWARE,” or the “Company,” and where appropriate, the term “Company” also refers to its subsidiaries as a whole) was incorporated in Kobe city, Japan, on March 3, 2003. The Company is engaged in the planning, development, production, and sales of computer systems, with a particular focus on navigation systems for the automotive industry.

On March 1, 2024 (the “Reorganization Date”), the Company redistributed business operations across newly established and existing subsidiaries in order to optimize resource allocation and enhance business synergy (the “Reorganization”). As the shareholding in the Company immediately before the Reorganization was identical to the shareholding in the Company immediately after the Reorganization, the Reorganization was accounted for as a transaction between entities under common ownership, in a manner similar to a pooling of interests. The accompanying consolidated financial statements were prepared as if the corporate structure of the Company had been in existence since the beginning of the periods presented.

As of February 28, 2026, the details of the Company’s subsidiaries are as follows:

Name	Date of incorporation / acquisition	Place of incorporation	Percentage of ownership	Principal activities
Micware Automotive Co., Ltd. (MAC)(1)	Acquired on March 1, 2021	Japan	100%	Provide the one-stop solution of in-vehicle infotainment (“IVI”) software development. Development environment, software and automatic quality test.
Micware Mobility Co., Ltd. (MMC)	Incorporated on March 4, 2024	Japan	100%	Provide the IVI related software, service of telephony embedded dashcam solution and software quality validation service.
Micware Navigations Co., Ltd. (MNC)(2)	Acquired on July 16, 2019	Japan	100%	Provide the Software to Mobility market. GPS software, cloud server service, IVI related software and smart phone app.
Micware Operation Co., Ltd. (MOP)	Incorporated on March 4, 2024	Japan	100%	Contracted human resources, general affairs, corporate planning, procurement/purchasing, intellectual property management, legal affairs, and other administrative tasks for group companies.
Micware Create Co., Ltd. (MCC)	Incorporated on March 1, 2024	Japan	100%	Assistance in software development for group companies and other clerical work on behalf of the company.
Micware North America, Inc. (MNA)	Incorporated on June 3, 2014	California, United States	70%	Provide the IVI related software and quality verification serve in North America.
Micware Asia Pacific Co., Ltd. (MAP)	Incorporated on October 3, 2016	Thailand	70.59%	Provide the mobility related software to Asia Pacific region and offshore base of software development in the Micware group.
Micware Europe GmbH (MEU)(3)	Acquired on March 28, 2024	Germany	100%	Provide the Mobility related software and services to EU and other regions.

(1)	On March 1, 2021, the Company acquired 100% of the equity interests in HI Corporation (HI), a company engages in middleware and content development. On March 1, 2024, upon Reorganization, the Company renamed HI to MAC.
(2)	On July 16, 2019, the Company acquired 100% of the equity interests in Databroad Co., Ltd. (DB), a company engages in broadcasting and on-demand media services. On March 1, 2024, upon Reorganization, the Company renamed DB to MNC.
(3)	On March 28, 2024, the Company acquired 100% of the equity interests in O-WELL GERMANY GmbH from O-WELL corporation in order to provide mobility-related software and services to the EU and other international markets.